Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Revenues:
Advertising	$ 330,881	$ 357,134	$ 385,579
Circulation	131,576	131,879	133,192
Commercial printing and other	26,097	25,657	25,967
Total revenues	488,554	514,670	544,738
Operating costs and expenses:
Operating costs	268,222	281,884	296,974
Selling, general, and administrative	145,020	146,295	154,516
Depreciation and amortization	39,888	42,426	45,080
Integration and reorganization costs	4,393	5,884	2,324
Impairment of long-lived assets	0	1,733	430
Loss on sale of assets	1,238	455	1,551
Goodwill impairment	0	385	0
Operating income	29,793	35,608	43,863
Interest expense	57,928	58,309	60,021
Amortization of deferred financing costs	1,255	1,360	1,360
(Gain) loss on derivative instruments	(1,635)	(913)	8,277
Other income	(85)	(395)	(138)
Loss from continuing operations before income taxes	(27,670)	(22,753)	(25,657)
Income tax benefit	(207)	(1,803)	(155)
Loss from continuing operations	(27,463)	(20,950)	(25,502)
Loss from discontinued operations, net of income taxes	(2,340)	(699)	(542)
Net loss	(29,803)	(21,649)	(26,044)
Loss per share, basic and diluted:
Loss from continuing operations	$ (0.47)	$ (0.36)	$ (0.44)
Net loss	$ (0.51)	$ (0.37)	$ (0.45)
Other comprehensive income (loss):
Gain (loss) on derivative instruments, net of income taxes of $0	4,364	11,052	(12,691)
Pension and other postretirement benefit items:
Net actuarial loss	(2,530)	(2,663)	(662)
Amortization of net actuarial loss	383	83	112
Amortization of prior service credit	(457)	(457)	(457)
Other adjustment	(43)	240	0
Total pension and other postretirement benefit items, net of income taxes of $0	(2,647)	(2,797)	(1,007)
Other comprehensive income (loss), net of tax	1,717	8,255	(13,698)
Comprehensive loss	$ (28,086)	$ (13,394)	$ (39,742)